Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Income And Expense [Abstract]
Interest income on bank deposits	$ 21,093	$ 32,280	$ 7,658
Other finance income	2,786	49	894
Net foreign exchange rate gains on financial activities	0	37,236	0
Finance income	23,879	69,565	8,552
Interest expense on credit facilities and financing obligations	187,151	116,190	33,331
Interest expense on related party trade payables and financing liabilities	140,838	84,480	37,945
Net foreign exchange rate losses on financial activities	52,603	0	30,920
Interest expense related to lease liabilities	7,423	5,008	6,201
Other finance expenses	3,009	11	5
Loss on debt modification	2,761	7,553	0
Finance expense	$ 393,785	$ 213,242	$ 108,402